UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-10549

        Nuveen Pennsylvania Dividend Advantage Municipal Fund 2
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois, 60606
Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois, 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            06/30

Date of reporting period:          09/30/04

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Pennsylvania Dividend Advantage Municipal Fund 2 (NVY)
September 30, 2004

Principal		Optional Call		Market
Amount (000)	Description(1)	Provisions*	Ratings**	Value

	Education and Civic Organizations - 21.9%

$700	Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Carnegie Mellon	3/05 at 100.00	AA-	$ 707,595
	University, Series 2002, 5.450%, 3/01/27

1,500	Allegheny County Higher Education Building Authority, Pennsylvania, College Revenue Refunding	No Opt. Call	Baa3	1,599,375
	Bonds, Robert Morris College, Series 1998A, 6.000%, 5/01/28

1,435	Delaware County Authority, Pennsylvania, Revenue Refunding Bonds, Villanova University, Series	8/13 at 100.00	AAA	1,589,291
	2003, 5.250%, 8/01/17 - FGIC Insured

20	Montgomery County Industrial Development Authority, Pennsylvania, Revenue Bonds, Hill School	8/07 at 100.00	AAA	21,097
	Project, Series 1997, 5.350%, 8/15/27 - MBIA Insured

2,000	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Temple University, Series	7/11 at 101.00	AAA	2,036,660
	2001, 5.000%, 7/15/31 - MBIA Insured

5,000	Pennsylvania State University, General Obligation Refunding Bonds, Series 2002, 5.250%, 8/15/12	No Opt. Call	AA	5,657,400

1,000	Union County, Higher Education Facilities Financing Authority, Pennsylvania, Revenue Bonds,	4/13 at 100.00	Aa3	1,088,220
	Bucknell University, Series 2002A, 5.250%, 4/01/20

	Healthcare - 10.9%

	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, West Penn Allegheny
	Health System, Series 2000B:
100	9.250%, 11/15/22	11/10 at 102.00	B	114,179
300	9.250%, 11/15/30	11/10 at 102.00	B	344,763

2,000	Chester County Health and Educational Facilities Authority, Pennsylvania, Health System Revenue	5/08 at 101.00	AA-	2,037,720
	Bonds, Jefferson Health System, Series 1997B, 5.375%, 5/15/27

600	Lehigh County General Purpose Authority, Pennsylvania, Hospital Revenue Bonds, St. Luke's Hospital	8/13 at 100.00	BBB	597,342
	of Bethlehem, Series 2003, 5.375%, 8/15/33

20	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, UPMC Health System, Series	1/11 at 101.00	A	21,139
	2001A, 6.000%, 1/15/31

1,000	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital Revenue	11/04 at 101.00	BBB	1,009,600
	Bonds, Temple University Hospital, Series 1993A, 6.625%, 11/15/23

1,450	Washington County Hospital Authority, Pennsylvania, Revenue Bonds, Monongahela Valley Hospital	6/12 at 101.00	A3	1,581,356
	Project, Series 2002, 6.250%, 6/01/22

600	West Shore Area Hospital Authority, Cumberland County, Pennsylvania, Hospital Revenue Bonds, Holy	1/12 at 100.00	BBB+	619,494
	Spirit Hospital of the Sisters of Christian Charity Project, Series 2001, 6.250%, 1/01/32

	Industrials - 5.8%

3,000	Pennsylvania Industrial Development Authority, Economic Development Revenue Bonds, Series 2002,	7/12 at 101.00	AAA	3,343,740
	5.500%, 7/01/19 - AMBAC Insured

	Long-Term Care - 3.8%

1,155	Bucks County Industrial Development Authority, Pennsylvania, Revenue Bonds, Pennswood Village	10/12 at 101.00	BBB+	1,193,508
	Project, Series 2002A, 6.000%, 10/01/34

1,000	Cumberland County Municipal Authority, Pennsylvania, Retirement Community Revenue Bonds, Wesley	1/13 at 101.00	N/R	1,015,390
	Affiliated Services Inc., Series 2002A, 7.125%, 1/01/25

	Materials - 3.2%

1,000	Bucks County Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue	No Opt. Call	BBB+	1,114,010
	Bonds, USX Corporation Project, Series 1995, 5.400%, 11/01/17 (Mandatory put 11/01/11)

750	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, National	11/08 at 102.00	N/R	763,845
	Gypsum Company, Series 1997B, 6.125%, 11/01/27 (Alternative Minimum Tax)

	Tax Obligation/General - 32.2%

1,500	Ambridge Area School District, Beaver County, Pennsylvania, General Obligation Bonds, Series 2002B,	11/12 at 100.00	AAA	1,581,405
	5.125%, 5/01/23 - FGIC Insured

1,740	Butler County, Pennsylvania, Butler Area School District, General Obligation Bonds, Series 2002A,	10/12 at 100.00	AAA	1,865,158
	5.375%, 10/01/26 - FGIC Insured

	Greensburg Salem School District, Westmoreland County, Pennsylvania, General Obligation Refunding
	Bonds, Series 2002:
725	5.375%, 9/15/15 - FGIC Insured	9/12 at 100.00	AAA	819,779
1,000	5.375%, 9/15/16 - FGIC Insured	9/12 at 100.00	AAA	1,127,020

4,280	Lehigh County, Pennsylvania, General Obligation Bonds, Series 2001, 5.000%, 11/15/15	11/11 at 100.00	Aa3	4,653,473

1,100	Luzerne County, Pennsylvania, General Obligation Bonds, Series 2002B, 0.000%, 11/15/21 - MBIA	11/12 at 57.97	Aaa	446,699
	Insured

275	Moon Area School District, Allegheny County, Pennsylvania, General Obligation Bonds, Series 2004,	No Opt. Call	AAA	311,729
	5.250%, 11/15/13 - FSA Insured

4,000	Pennsylvania, General Obligation Bonds, Second Series 2001, 5.000%, 9/15/15	9/11 at 101.00	AA	4,353,800

3,170	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2002B, 5.625%,	8/12 at 100.00	AAA	3,514,547
	8/01/18 - FGIC Insured

	Tax Obligation/Limited - 35.6%

4,000	Delaware Valley Regional Finance Authority, Pennsylvania, Local Government Revenue Bonds, Series	No Opt. Call	Aa3	4,709,040
	2002, 5.750%, 7/01/17

2,000	Grove City Area Hospital Authority, Mercer County, Pennsylvania, Revenue Bonds, County Guaranteed,	3/12 at 100.00	AAA	2,095,440
	Woodland Place Project, Series 2002, 5.400%, 3/01/31 - FGIC Insured

4,000	Harrisburg Parking Authority, Pennsylvania, Guaranteed Revenue Refunding Bonds, Series 2001J,	9/11 at 100.00	Aaa	4,159,840
	5.000%, 9/01/22 - MBIA Insured

1,000	Pennsylvania Turnpike Commission, Oil Franchise Tax Senior Lien Revenue Bonds, Series 2003A,	12/13 at 100.00	AAA	1,121,610
	5.250%, 12/01/15 - MBIA Insured

2,945	Pennsylvania Turnpike Commission, Registration Fee Revenue Bonds, Series 2001, 5.500%, 7/15/33 -	7/11 at 101.00	AAA	3,185,930
	AMBAC Insured

2,000	Philadelphia Authority for Industrial Development, Pennsylvania, Lease Revenue Bonds, Series 2001B,	10/11 at 101.00	AAA	2,069,360
	5.125%, 10/01/26 - FSA Insured

	Philadelphia Redevelopment Authority, Pennsylvania, Revenue Bonds, Philadelphia Neighborhood
	Transformation Initiative, Series 2002A:
1,000	5.500%, 4/15/18 - FGIC Insured	4/12 at 100.00	AAA	1,128,010
1,750	5.500%, 4/15/22 - FGIC Insured	4/12 at 100.00	AAA	1,940,558

250	Southeastern Transportation Authority, Pennsylvania, Special Revenue Bonds, Series 1999A, 5.250%,	3/09 at 101.00	AAA	272,320
	3/01/16 - FGIC Insured

	Transportation - 4.1%

300	Delaware River Joint Toll Bridge Commission, New Jersey and Pennsylvania, Revenue Bonds, Series	7/13 at 100.00	A2	326,982
	2003, 5.250%, 7/01/17

1,000	Pennsylvania Economic Development Financing Authority, Revenue Bonds, Amtrak 30th Street Station	6/12 at 102.00	A	1,035,330
	Parking Garage Project, Series 2002, 5.875%, 6/01/33 (Alternative Minimum Tax) - ACA Insured

1,000	Susquehanna Area Regional Airport Authority, Pennsylvania, Airport System Revenue Bonds, Series	1/13 at 100.00	Aaa	1,008,670
	2003A, 5.000%, 1/01/28 (Alternative Minimum Tax) - AMBAC Insured

	U.S. Guaranteed*** - 7.9%

2,000	Adams County, Pennsylvania, General Obligation Bonds, Series 2001, 5.500%, 11/15/26 (Pre-refunded	5/11 at 100.00	AAA	2,279,620
	to 5/15/11) - FGIC Insured

2,000	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2002A, 5.500%,	2/12 at 100.00	AAA	2,287,600
	2/01/31 (Pre-refunded to 2/01/12) - FSA Insured

	Utilities - 11.0%

3,135	Montgomery County Industrial Development Authority, Pennsylvania, Resource Recovery Revenue	No Opt. Call	AAA	3,464,990
	Refunding Bonds, Montenay Montgomery County Project, Series 2002A, 5.000%, 11/01/10 - MBIA Insured

2,420	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Fourth Series 1998,	8/13 at 100.00	AAA	2,621,610
	5.250%, 8/01/20 - FSA Insured

145	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Fifth Series 2004A-1,	9/14 at 100.00	AAA	149,324
	5.000%, 9/01/26 (WI, settling 10/14/04) - FSA Insured

160	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Eighteenth Series 2004, 5.000%, 8/01/13 (WI,	No Opt. Call	AAA	174,986
	settling 10/14/04)

	Water and Sewer - 9.2%

4,500	Bucks County Industrial Development Authority, Pennsylvania, Water Facility Revenue Bonds,	3/12 at 100.00	AAA	4,708,125
	Pennsylvania Suburban Water Company Project, Series 2002, 5.550%, 9/01/32 (Alternative Minimum
	Tax) - FGIC Insured

600	Harrisburg Authority, Dauphin County, Pennsylvania, Water Revenue Refunding Bonds, Series 2004, 5.000%,	7/14 at 100.00	AAA	632,502
	7/15/22 - FSA Insured

$78,625	Total Long-Term Investments (cost $79,399,791) - 145.6%			84,501,181

	Short-Term Investments - 0.4%

250	South Fork Municipal Authority, Pennsylvania, Hospital Revenue Bonds, Conemaugh Health System,		A-1	250,000
	South Fork Hospital, Variable Rate Demand Obligations, Series 1998A, 1.660%, 7/01/28 - MBIA
	Insured†

$250	Total Short-Term Investments (cost $250,000)			250,000

	Total Investments (cost $79,649,791) - 146.0%			84,751,181

	Other Assets Less Liabilities - 3.1%			1,781,726

	Preferred Shares, at Liquidation Value - (49.1)%			(28,500,000)

	Net Assets Applicable to Common Shares - 100%			$58,032,907

Forward Swap Transactions outstanding at September 30, 2004:
			Swap	Unrealized
	Notional	Effective	Termination	Appreciation
	Amount	Date(2)	Date	(Depreciation)

Agreement with Morgan Stanley dated August 5, 2004,
to pay quarterly the notional amount multiplied by 4.337%
(annualized) and receive quarterly the notional amount
multiplied by the daily arithmetic average of the weekly
BMA (Bond Market Association) Municipal Swap Index
for the quarter.	$1,100,000	12/09/04	12/09/24	$(32,937)

$(32,937)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.
(2)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.
*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates.
**	Ratings: Using the higher of Standard & Poor's or Moody's rating.
***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
N/R	Investment is not rated.
(WI)	Security purchased on a when-issued basis.
†	Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.

At September 30, 2004, the cost of investments was $79,637,463.

Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2004, were as follows:

Gross unrealized:
	Appreciation	$5,113,718
	Depreciation	-

	Net unrealized appreciation of investments	$5,113,718

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Pennsylvania Dividend Advantage Municipal Fund 2

By (Signature and Title)*          /s/ Jessica R. Droeger--Vice President and Secretary

Date         11/29/04

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman--Chief Administrative Officer (Principal Executive Officer)

Date         11/29/04

By (Signature and Title)*         /s/ Stephen D. Foy--Vice President and Controller (Principal Financial Officer)

Date         11/29/04

* Print the name and title of each signing officer under his or her signature.